Investment securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment securities:
6.	Investment securities

Securities available-for-sale

The amortized cost, related unrealized gross gain (loss) and fair value of securities available-for-sale by country risk and type of debt, are as follows:

	December 31, 2012
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Brazil	13,581	158	-	13,739
Colombia	986	60	-	1,046
Chile	1,967	87	-	2,054
Peru	530	17	-	547
	17,064	322	-	17,386

Sovereign debt:
Brazil	28,783	1,965	-	30,748
Colombia	15,489	-	199	15,290
Chile	1,061	1	-	1,062
Honduras	15,986	224	-	16,210
Mexico	20,553	1,779	-	22,332
Panama	37,845	1,828	-	39,673
Venezuela	39,548	801	33	40,316
	159,265	6,598	232	165,631

Total	176,329	6,920	232	183,017

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized GrossGain	Unrealized Gross Loss	Fair Value

Corporate debt:
Brazil	45,937	152	2,094	43,995
Colombia	28,169	89	-	28,258
Peru	14,916	29	-	14,945
	89,022	270	2,094	87,198
Sovereign debt:
Brazil	44,541	2,401	376	46,566
Colombia	59,204	1,682	230	60,656
Guatemala	5,469	-	19	5,450
Honduras	16,384	-	166	16,218
Mexico	63,094	2,456	62	65,488
Panama	46,796	2,227	61	48,962
Peru	25,487	602	-	26,089
Venezuela	59,291	577	195	59,673
	320,266	9,945	1,109	329,102

Total	409,288	10,215	3,203	416,300

As of December 31, 2012 and 2011, securities available-for-sale with a carrying value of $152.3million and $375.5 million, respectively, were pledged to secure repurchase transactions accounted for as secured financings.

The following table discloses those securities that have had unrealized losses for less than 12 months and for 12 months or longer:

	December 31, 2012
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Sovereign debt	10,188	79	10,009	153	20,197	232
	10,188	79	10,009	153	20,197	232

	December 31, 2011
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Corporate debt	33,366	2,094	-	-	33,366	2,094
Sovereign debt	110,589	1,109	-	-	110,589	1,109
	143,955	3,203	-	-	143,955	3,203

Gross unrealized losses are related mainly to changes in market interest rates and other market factors and not due to underlying credit concerns by the Bank about the issuers. The sovereign debt that shows an unrealized gross loss for more than twelve months relates to a counterparty whose payment performance is and continues to be strong. The price of the bond in question has seen a recovery during 2012. Historically, this counterparty has not failed to perform on its obligations. As of December 31, 2012 the Bank does not intent to sell and will not be required to sell this security available-for-sale showing gross unrealized losses before the recovery of its amortized cost. As a result, the Bank does not consider this exposure to be other-than temporary impaired.

The following table presents the realized gains and losses on sale of securities available-for-sale:

(In thousands of US$)	Year ended December 31,
	2012	2011	2010

Gains	6,141	3,825	2,346
Losses	(111)	(412)	-
Net	6,030	3,413	2,346

The amortized cost and fair value of securities available-for-sale by contractual maturity as of December 31, 2012, are shown in the following table:

(In thousands of US$)	Amortized Cost	Fair Value

Due within 1 year	34,574	34,815
After 1 year but within 5 years	133,298	139,661
After 5 years but within 10 years	8,457	8,541
	176,329	183,017

Securities held-to-maturity

The amortized cost, related unrealized gross gain (loss) and fair value of securities held-to-maturity by country risk and type of debt are as follows:

	December 31, 2012
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	12,660	-	-	12,660

Sovereign debt:
Colombia	13,011	4	3	13,012
Honduras	6,442	9	19	6,432
Panama	2,000	45	-	2,045
	21,453	58	22	21,489

Total	34,113	58	22	34,149

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	7,050	-	-	7,050

Sovereign debt:
Colombia	13,015	40	-	13,055
Honduras	4,471	1	-	4,472
Panama	2,000	60	-	2,060
	19,486	101	-	19,587

Total	26,536	101	-	26,637

Securities that show gross unrealized losseshave had losses for less than 12 months. These losses are related mainly to changes in market interest rates and other market factors and not due to underlying credit concerns by the Bank about the issuers therefore, such losses are considered temporary.

The amortized cost and fair value of securities held-to-maturity by contractual maturity as of December 31, 2012, are shown in the following table:

(In thousands of US$)	Amortized Cost	Fair Value

Due within 1 year	18,960	19,014
After 1 year but within 5 years	15,153	15,135
	34,113	34,149

As of December 31, 2012 and 2011, securities held-to-maturity with a carrying value of $19.4 million and $17.5 million, respectively, were pledged to secure repurchase transactions accounted for as secured financings.